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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05040
                                   ---------------------------------------------

                       Total Return US Treasury Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 West 57th Street, 18th Floor        New York, New York             10019
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.    40 West 57th Street, 18th Floor    New York, New York     10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       January 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

TOTAL RETURN U.S. TREASURY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                          INTEREST         MATURITY            PRINCIPAL           MARKET
              SECURITY                      RATE             DATE               AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 97.56%
 U.S. Treasury Bills                        4.070%(1)       03/20/08          $8,800,000       $  8,779,646
 U.S. Treasury Bills                        3.350%(1)       05/29/08          15,000,000         14,905,350
 U.S. Treasury Bonds                        7.625%          02/15/25          11,500,000         16,152,118
 U.S. Treasury Bonds                        6.000%          02/15/26          11,500,000         13,906,915
 U.S. Treasury Bonds                        6.375%          08/15/27          16,000,000         20,228,752
 U.S. Treasury Bonds                        5.000%          05/15/37           5,000,000          5,539,455
 U.S. Treasury Notes                        4.625%          02/29/08           5,000,000          5,011,720
 U.S. Treasury Notes                        5.625%          05/15/08          15,000,000         15,151,170
 U.S. Treasury Notes                        5.500%          05/15/09          25,000,000         26,076,175
                                                                                               ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $124,550,620)                                            $125,751,301

REPURCHASE AGREEMENT - 1.22%
JPMORGAN CHASE, N.A.
Dated 1/31/08, 1.500%, principal and interest
in the amount of $1,581,066 due 2/1/08,
collaterized by U.S. Treasury Inflation-Protection
Bond, par value of $1,580,000 due 1/15/18 with a
value of $1,612,855
(COST $1,581,000)                                                             $1,581,000       $  1,581,000
                                                                                               ------------

TOTAL INVESTMENTS - 98.78%
(COST $126,131,620)                                                                            $127,332,301

OTHER ASSESTS IN EXCESS OF LIABILITIES - 1.22%                                                    1,568,208
                                                                                               ------------

NET ASSETS - 100.00%                                                                           $128,900,509
                                                                                               ============

1  Annualized yield at time of purchase, not a coupon rate.

See accompanying notes to the schedule of investments.

TOTAL RETURN U.S. TREASURY FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Board"). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2008, there were no fair valued securities.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2008:

            Tax cost of portfolio investments           $126,131,620
                                                        ============

            Gross unrealized appreciation               $  1,200,681
            Gross unrealized depreciation                         --
                                                        ------------

            Net unrealized appreciation                 $  1,200,681
                                                        ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Return US Treasury Fund, Inc.
             ------------------------------------------------------

By (Signature and Title)*          /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                   R. Alan Medaugh, President

Date          March 26, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                   R. Alan Medaugh, President

Date          March 26, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date         March 26, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.